Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida  33131

www.morganlewis.com

May 10, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

The Prairie Fund (File Nos. 333-115049 and 811-09931)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, The Prairie Fund (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 1, which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0001162044-06-000166 on May 1, 2006.

Please contact me at 305.415.3394 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Ethan W. Johnson

Ethan W. Johnson

1-MI/575987.1